Stockholders' equity	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Stockholders' equity

6.           Stockholders’ Equity

We are authorized to issue an unlimited number of shares of common stock with no par value and an unlimited number of preferred shares with no par value.   We have not issued any preferred shares to date.  We declared a 2-for-1 stock split effected in the form of a 100% stock dividend issued in March, 2009. The Company declared a 2.5-for-1 stock split effected in the form of a 100% stock dividend issued in July 2010.

During the fiscal year ended April 30, 2011, the Company issued a total of 2,000,000 common shares related to certain mineral properties optioned by the Company. (Ref – Note 4).

During the fiscal year ended April 30, 2011, the Company issued a total of 133,901,985 common shares related to certain debt settlement agreements with various creditors at a deemed price of USD$0.005 per common share. Due to the market value on the settlement date being higher than the deemed price, the Company recorded $367,357 of loss on debt extinguishment.

During the fiscal year ended April 30, 2011, the Company issued a total of 200,000 common shares to a consulting company.

As at the fiscal year ended April 30, 2011, we had a total of 226,976,985 shares of common stock issued and outstanding.